............................
                                                  .        OMB APPROVAL      .
                                                  ............................
                                                  .OMB Number:      3235-0006.
                                                  .Expires:  October 31, 2000.
                                                  .Estimated average         .
                                                  .  burden hours per        .
                                                  .  response:...........24.7.
                                                  ............................







                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000
                 Check here if Amendment [ ]; Amendment Number:
                                                                -----------

                        This Amendment (Check only one.):
                          [ ]is a restatement.
                          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ Peter A. Hurwitz
--------------------
[Signature]

New York, New York
--------------------
[City, State]

August 14, 2000
--------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         34

Form 13F Information Table Value Total:

         $ 289,669 (thousands)

List of Other Included Managers:

                   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

Name of Institutional Investment Manager:             Chatterjee Fund Management
Form:                                                 13F
13F File Number:                                      28-7214
Report for the Quarter Ended:                         June 30, 2000


                                                                                          Investment Discretion     Voting Authority
                                                                                     -----------------------------------------------
                                                                 Fair Market Value           Shared    Shared-
Issuer                          Title of  Cusip Number   Shares     (in thousands)    Sole   Instr V   Other     Sole   Shared  None
                                Class
------------------------------------------------------------------------------------------------------------------------------------

Answerthink Consulting Group       COM     36916997          16360         $272        X                           X
Alliance Pharmaceutical Corp       COM     18773101         38,000         $428        X                           X
Aspect Telecommumications Corp     COM     45237104         75,000       $2,948        X                           X
Bigstar Entertainment Inc.         COM     89896104         13,580          $14        X                           X
Biopure Corp                       COM     09065H105        10,000         $188        X                           X
BMC Software Inc.                  COM     55921100        353,896      $12,912        X                           X
Cadence Design Systems Inc.        COM     127387108       100,000       $2,038        X                           X
CCC Information Svcs Group Inc     COM     12487Q109       895,200       $9,512        X                           X
Commerce One Inc                   COM     200693109       254,900      $11,566        X                           X
Computer Assoc Intl Inc            COM     204912109       309,136      $15,824        X                           X
Compuware Corp                     COM     205638109        50,000         $519        X                           X
Exodus Communications Inc          COM     302088109        27,616       $1,272        X                           X
Grey Wolf Inc                      COM     397888108     1,005,000       $5,025        X                           X
Ikon Office Solutions Inc          COM     451713101         6,365          $27        X                           X
Iluminet Holdings Inc.             COM     452334105        37,372       $1,901        X                           X
Infousa Inc.                       COM     456818301       300,000       $1,950        X                           X
Infospace Inc.                     COM     45678T102         2,941         $162        X                           X
Interwoven Inc.                    COM     46114T102        18,703       $2,057        X                           X
Lynx Therapeutics Inc.             COM     551812308         9,679         $460        X                           X
MGC  Communications Inc            COM     552763302        42,857       $2,569        X                           X
Objective Sys Integrators Inc      COM     674424106       181,819       $1,943                         X                         X
PE Biosystem Group                 COM     69332S102       335,168      $22,121        X                           X
PE Celera Genamic's Group          COM     69332S201       340,342      $31,822        X                           X
Primus Telecommunications Grp      COM     741929103       140,630       $3,498                         X                         X
PSINET Inc.                        COM     74437C101        60,000       $1,508        X                           X
RCN Corp                           COM     749361101        21,055         $534        X                           X
Selectia                           COM     816288104       829,039      $58,085        X                           X
Sensormatic Electrs Corp           COM     817265101       253,128      $30,534        X                           X
Sepracor Inc                       COM     817315104       228,100       $3,607        X                           X
Software Spectrum Inc              COM     833960107        41,640         $721        X                           X
Sybase Inc                         COM     871130100     1,131,300      $26,020        X                           X
Tripos Inc                         COM     896928108        43,433         $836        X                           X
Webstakes.com, Inc.                COM     94768K110       166,667         $833        X                           X
Voicestream Wireless Corp          COM     928615953       309,241      $35,964        X                           X

                                                                   -------------
                                                                    $   289,669
                                                                  ==============

